INTEGRITY GROWTH & INCOME FUND

Schedule of Investments – October 31, 2024 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (97.2%)

Communication Services (1.4%)
AT&T Inc	65,000	$1,465,100
		1,465,100

Consumer Discretionary (8.5%)
Home Depot Inc/The	6,000	2,362,500
Lowe’s Cos Inc	10,000	2,618,300
Starbucks Corp	40,000	3,908,000
		8,888,800
Consumer Staples (7.0%)
Kimberly Clark Corp	21,000	2,817,780
PepsiCo Inc	11,000	1,826,880
Target Corp	18,000	2,700,720
		7,345,380
Energy (1.8%)
Kinder Morgan Inc/DE	75,000	1,838,250
		1,838,250
Financials (18.2%)
Bank of America Corp	30,000	1,254,600
Blackrock Inc	3,000	2,943,090
JPMorgan Chase & Co	12,000	2,663,040
Mastercard Inc	7,000	3,497,130
PNC Financial Services Group Inc/The	10,000	1,882,700
S&P Global Inc	5,000	2,401,800
Visa Inc	15,000	4,347,750
		18,990,110
Health Care (6.0%)
*Edwards Lifesciences Corp	20,000	1,340,200
Thermo Fisher Scientific Inc	5,000	2,731,600
UnitedHealth Group Inc	4,000	2,258,000
		6,329,800
Industrials (11.8%)
Caterpillar Inc	4,000	1,504,800
Deere & Co	5,000	2,023,450
FedEx Corp	7,000	1,916,950
Waste Management Inc	13,000	2,806,050
Trane Technologies PLC	11,000	4,071,760
		12,323,010
Information Technology (34.3%)
*Advanced Micro Devices Inc	17,000	2,449,190
Apple Inc	21,000	4,744,110
Cisco Systems Inc	45,000	2,464,650
*Cloudflare Inc	21,000	1,841,910
Intuit Inc	5,000	3,051,500
KLA Tencor Corp	6,000	3,997,380
Lam Research Corp	40,000	2,974,000
Microsoft Corp	6,000	2,438,100
NVIDIA Corp	65,000	8,629,400
QUALCOMM Inc	20,000	3,255,400
		35,845,640
Materials (3.3%)
Air Products & Chemicals Inc	11,000	3,415,830
		3,415,830
Utilities (4.9%)
Exelon Corp	60,000	2,358,000
NextEra Energy Inc	35,000	2,773,750
		5,131,750

TOTAL INVESTMENTS (Cost $51,987,645)		$101,573,670

OTHER ASSETS LESS LIABILITIES (2.8%)		$2,927,183

NET ASSETS (100.0%)		$104,500,853

*Non-income producing
PLC - Public Limited Company

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Growth & Income Fund
Investments at cost	$51,987,645
Unrealized appreciation	49,740,655
Unrealized depreciation	(154,630)
Net unrealized appreciation (depreciation)*	$49,586,025

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$101,573,670	$0	$0	$101,573,670
Total	$101,573,670	$0	$0	$101,573,670